Property Plant And Equipment - Additional Information (Detail) (R4.5 Billion Facilities [Member])	12 Months Ended
Dec. 31, 2013
R4.5 Billion Facilities [Member]
Property, Plant and Equipment [Line Items]
Assets pledged as security	Assets pledged as security under the R4.5 billion Facilities.